Document And Entity Information (USD $)	12 Months Ended
	Mar. 31, 2014	May 12, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	WaferGen Bio-systems, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		9,120,884
Entity Public Float			$ 1,428,267
Amendment Flag	true
Amendment Description	Amendment of S-1 filed on 5/28/14.
Entity Central Index Key	0001368993
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY